Document and Entity Information Document	Oct. 20, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 20, 2026
Entity Registrant Name	NORTHROP GRUMMAN CORP /DE/
Entity Central Index Key	0001133421
Entity Incorporation, State or Country Code	DE
Entity File Number	1-16411
Entity Tax Identification Number	80-0640649
Entity Address, Address Line 1	2980 Fairview Park Drive
Entity Address, City or Town	Falls Church
Entity Address, State or Province	VA
Entity Address, Postal ZIP Code	22042
City Area Code	703
Local Phone Number	280-2900
Written Communications	false
Soliciting Material	false
Pre-Commencement Tender Offer	false
Pre-Commencement Issuer Tender Offer	false
Security 12(b) Title	Common Stock
Trading Symbol	NOC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false